Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lease liabilities [abstract]
Balance - beginning of period			$ 903	$ 1,522	$ 1,522
Interest paid as charged to comprehensive income (loss) as other finance costs			(15)		(66)
Payment against lease liabilities	$ (41)	$ (159)	(199)	$ (310)	(614)
Modification of lease liability			(463)
Impact of foreign exchange rate changes			(4)		61
Balance - end of period	222		222		903
Current lease liabilities	119		119		648
Non-current lease liabilities	$ 103		$ 103		$ 255